DEAN WITTER WORLD WIDE INCOME TRUST               TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS APRIL 30, 1998         YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The global fixed-income markets had a mixed performance during the six-month period ended April 30, 1998. The first half of this period was marked by declining interest rates in all of the major bond markets, whereas the second half saw European bond yields stabilize while rates in the United States edged slightly higher.

GLOBAL BOND MARKET OVERVIEW

In the United States, the bond market initially benefited from its safe-haven status as global investors sought relief from the ongoing turbulence in the Southeast Asian financial markets. As 1998 began, however, the growing U.S. economy and record-low unemployment ignited fears that inflation might begin to move higher. As a result, yields on ten-year U.S. Treasuries increased from their January low of 5.35 percent, to 5.65 percent on April 30.

Meanwhile, the European bond markets also saw yields moving lower, at first in conjunction with those in the United States, then later in response to the major European countries' reports of ongoing moderate growth with low inflation. Further supporting the European markets, particularly those in the south (e.g., Italy and Spain), was the market's realization that the European Monetary Union and the common European currency, the euro, would be launched on schedule in January 1999. As a result, ten-year German government bond yields registered a net decline of 65 basis points (0.65 percent) over the period, while ten-year Italian bond yields fell 110 basis points (1.10 percent).

With the flight into U.S. assets came a further strengthening of the U.S. dollar. This upward move of the U.S. currency also reflected the attractiveness of U.S. money market interest rates to international investors as well as the firmness of the U.S. economy relative to other major economies. Over this six-month period, the dollar appreciated 9.4 percent against the Japanese yen and 4 percent against the German mark. Overall, the dollar rose 4.5 percent against the world's major currencies.

DEAN WITTER WORLD WIDE INCOME TRUST
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended April 30, 1998, Dean Witter World Wide Income Trust's Class B shares posted a total return of 0.66 percent, compared to 0.60 percent for the Lehman Brothers Global Intermediate Bond Index and 3.12 percent for the Lipper Global Income Funds Index. For the same period, the Fund's Class A, C and D shares had total returns of 0.98 percent, 0.67 percent and 0.97 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

Throughout this period, the Fund continued its strategy of investing in markets that have attractive values commensurate with low relative risk. The Fund maintained its overweighting in the United States through January 1998, when market expectations for an Asian-induced economic slowdown began to wane. As the Fund reduced its U.S. exposure, assets were reallocated to Europe, particularly its higher-yielding southern countries, to take advantage of the stronger performance of those markets. The Fund also increased its allocation to New Zealand, which has a significant amount of export exposure to Asia. As the New Zealand economy slows down from the Asian crisis, its bond market should perform well.

The currency risks associated with the European bond investments were hedged back into the U.S. dollar for most of the six-month period. This tactic effectively protected the Fund from the decline in the values of those currencies. In mid April, as Europe began to reflect a strengthening economy, some of these hedges were removed, in order to take advantage of the appreciation of those currencies.

LOOKING AHEAD

In the months ahead, we anticipate a continuation of the Fund's strategy of diversification in global markets, with an emphasis on markets that exhibit stable inflation outlooks and improving fiscal discipline. As the advent of the new European Monetary Union approaches, and with the formation of the new European Central Bank, we believe there will continue to be a credible anti-inflationary policy in the new united Europe, as well as ongoing pressure on the individual governments to reduce their budget deficits. In addition, we anticipate that global growth will continue to be moderate as the Asian economies slowly recover, allowing the global bond markets to continue to offer compelling value over the months ahead. This positive outlook, together with our investment strategy, should help the Fund seek its objective.

DEAN WITTER WORLD WIDE INCOME TRUST
LETTER TO THE SHAREHOLDERS APRIL 30, 1998, CONTINUED

We appreciate your ongoing support of Dean Witter World Wide Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

  C. Fiumefreddo

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED)

  PRINCIPAL
  AMOUNT IN                                                                                  COUPON   MATURITY
  THOUSANDS                                                                                   RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
               GOVERNMENT & CORPORATE BONDS (93.6%)
               DENMARK (6.3%)
               GOVERNMENT OBLIGATION
 DKK   33,000  Kingdom of Denmark+.........................................................   9.00%   11/15/00  $ 5,307,581
                                                                                                                -----------

               GERMANY+ (9.3%)
               BANKS
  DEM   4,600  Allgemeine HypothekenBank AG................................................   5.75    03/13/00    2,627,290
        4,600  Depfa-Bank..................................................................   6.00    08/28/00    2,648,042
        4,600  Rheinische HypothekenBank AG................................................   5.50    12/20/99    2,612,687
                                                                                                                -----------

               TOTAL GERMANY..................................................................................    7,888,019
                                                                                                                -----------

               ITALY (6.4%)
               GOVERNMENT OBLIGATIONS
ITL 2,815,000  Italy Treasury Bond.........................................................  10.50    11/01/00    1,801,473
    5,090,000  Italy Treasury Bond+........................................................   9.50    01/01/05    3,576,501
                                                                                                                -----------

               TOTAL ITALY....................................................................................    5,377,974
                                                                                                                -----------

               NEW ZEALAND (10.2%)
               BANKS (5.4%)
 NZD    8,500  International Bank for Reconstruction & Development.........................   7.00    09/18/00    4,594,318
                                                                                                                -----------
               GOVERNMENT OBLIGATION (4.8%)
        7,300  New Zealand Government Bond+................................................   8.00    02/15/01    4,080,196
                                                                                                                -----------

               TOTAL NEW ZEALAND..............................................................................    8,674,514
                                                                                                                -----------

               SPAIN (7.9%)
               GOVERNMENT OBLIGATION
 ESP  900,000  Spain Treasury Bond+........................................................  12.25    03/25/00    6,728,799
                                                                                                                -----------

               SWEDEN (9.3%)
               GOVERNMENT OBLIGATION
 SEK   50,000  Swedish Treasury Bond.......................................................  13.00    06/15/01    7,914,418
                                                                                                                -----------

               UNITED KINGDOM+ (8.6%)
               BANKS
L       1,000  Alliance & Leicester PLC....................................................   8.75    12/07/06    1,870,050
        1,000  Halifax PLC.................................................................   9.375   05/15/21    2,176,780
        1,250  Lloyds TSB Group PLC........................................................   8.50    03/29/06    2,313,545

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                                  COUPON   MATURITY
  THOUSANDS                                                                                   RATE      DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------
  DEM   1,550  Suedwest LB Capital Markets.................................................   7.00%   03/31/00  $   903,385
                                                                                                                -----------

               TOTAL UNITED KINGDOM...........................................................................    7,263,760
                                                                                                                -----------

               UNITED STATES (35.6%)
               FINANCIAL (5.6%)
ITL 7,500,000  General Electric Capital Corp.+.............................................  10.375   06/14/00    4,702,314
                                                                                                                -----------

               U.S. GOVERNMENT & AGENCY OBLIGATIONS (30.0%)
 NZD    7,700  Federal National Mortgage Assoc.............................................   7.00    09/26/00    4,150,332
$       9,750  U. S. Treasury Bond *.......................................................  13.125   05/15/01   11,776,635
        5,000  U. S. Treasury Bond+........................................................   6.375   08/15/27    5,272,550
          500  U. S. Treasury Bond.........................................................   6.125   11/15/27      511,945
        3,000  U. S. Treasury Note+........................................................  13.375   08/15/01    3,689,790
                                                                                                                -----------
                                                                                                                 25,401,252
                                                                                                                -----------

               TOTAL UNITED STATES............................................................................   30,103,566
                                                                                                                -----------

               TOTAL GOVERNMENT & CORPORATE BONDS
               (IDENTIFIED COST $81,850,681)..................................................................   79,258,631
                                                                                                                -----------
               SHORT-TERM INVESTMENTS (13.6%)
               TIME DEPOSIT (a) (8.7%)
               GREECE
               BANKS - COMMERCIAL
GRD 2,316,625  Bankers Trust (IDENTIFIED COST $8,178,524)..................................  12.00    05/07/98    7,372,855
                                                                                                                -----------
               U.S. GOVERNMENT AGENCIES (b) (4.9%)
$       1,100  Federal Home Loan Mortgage Corp.............................................   5.45    05/01/98    1,100,000
        1,400  Federal Home Loan Mortgage Corp.............................................   5.43    05/04/98    1,399,366
        1,600  Federal National Mortgage Assoc.............................................   5.40    05/06/98    1,598,800
                                                                                                                -----------
               TOTAL U.S. GOVERNMENT AGENCIES
               (AMORTIZED COST $4,098,166)....................................................................    4,098,166
                                                                                                                -----------
               TOTAL SHORT-TERM INVESTMENTS
               (IDENTIFIED COST $12,276,690)..................................................................   11,471,021
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

TOTAL INVESTMENTS
(IDENTIFIED COST $94,127,371) (C)..........................................................  107.2 %   90,729,652

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS.............................................   (7.2)    (6,076,110)
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 84,653,542
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

 * The market value of securities pledged to cover margin requirements for open futures contracts is $60,000.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
(a)  Subject to withdrawal restrictions until maturity.
(b) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $529,101 and the aggregate gross unrealized depreciation is $3,926,820, resulting in net unrealized depreciation of $3,397,719.

FUTURES CONTRACTS OPEN AT APRIL 30, 1998:

 NUMBER OF              DESCRIPTION, DELIVERY YEAR,              UNDERLYING FACE     UNREALIZED
 CONTRACTS                       AND MONTH                       AMOUNT AT VALUE     GAIN/LOSS
------------------------------------------------------------------------------------------------
    10       U.S. Treasury Bond June/1998.....................    $    1,216,250     $  (14,062)
    10       U.S. Treasury Bond June/1998.....................         1,205,625         (3,438)
    10       U.S. Treasury Bond June/1998.....................         1,187,188         15,000
                                                                ------------------  ------------
             Total Futures Contracts                              $    3,609,063     $   (2,500)
                                                                ------------------  ------------
                                                                ------------------  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
PORTFOLIO OF INVESTMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1998:

                                                       UNREALIZED
     CONTRACTS           IN EXCHANGE      DELIVERY    APPRECIATION
    TO DELIVER               FOR            DATE     (DEPRECIATION)
-------------------------------------------------------------------
    NZD   3,700,000           $2,116,400  05/20/98   $     74,000
    NZD   3,700,000           $2,113,625  05/20/98         71,225
    FRF  23,467,500           $3,916,799  06/30/98          3,638
    ATS  49,256,900           $3,916,489  06/30/98          3,267
    BEF 144,587,100           $3,912,984  06/30/98          8,474
    NLG   4,670,000           $2,311,195  07/06/98         (8,230)
    CHF   6,520,285           $4,381,323  07/06/98            687
     DEM  7,200,000           $3,963,012  09/10/98        (76,279)
     DEM  6,745,000           $3,720,148  09/10/98        (63,882)
     DEM  7,870,000           $4,351,673  09/25/98        (67,050)
     DEM 15,400,000           $8,515,344  09/25/98       (131,203)
                                                     --------------
      Net unrealized depreciation..................  $   (185,353)
                                                     --------------
                                                     --------------

CURRENCY ABBREVIATIONS:

ATS        Austrian Schilling.
BEF        Belgian Franc.
L          British Pound.
DKK        Danish Krone.
NLG        Dutch Guilder.
FRF        French Franc.
DEM        German Deutschemark.
GRD        Greek Drachma.
ITL        Italian Lira.
NZD        New Zealand Dollar.
ESP        Spanish Peseta.
SEK        Swedish Krona.
CHF        Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value (identified cost $94,127,371)..............................  $90,729,652
Unrealized appreciation on open forward foreign currency contracts.............................      161,291
Cash (including $1,069 in foreign currency)....................................................      102,234
Receivable for:
  Interest.....................................................................................    2,932,799
  Compensated forward foreign currency
     contracts.................................................................................      553,517
  Shares of beneficial interest sold...........................................................      133,092
  Variation margin.............................................................................       45,938
Prepaid expenses...............................................................................       76,966
                                                                                                 -----------
     TOTAL ASSETS..............................................................................   94,735,489
                                                                                                 -----------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts.............................      346,644
Payable for:
  Investments purchased........................................................................    8,915,767
  Compensated forward foreign currency
     contracts.................................................................................      464,635
  Shares of beneficial interest repurchased....................................................      129,375
  Plan of distribution fee.....................................................................       59,782
  Investment management fee....................................................................       53,508
Accrued expenses...............................................................................      112,236
                                                                                                 -----------
     TOTAL LIABILITIES.........................................................................   10,081,947
                                                                                                 -----------
     NET ASSETS................................................................................  $84,653,542
                                                                                                 -----------
                                                                                                 -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital................................................................................  $93,123,902
Net unrealized depreciation....................................................................   (3,422,403)
Dividends in excess of net investment income...................................................     (828,089)
Accumulated net realized loss..................................................................   (4,219,868)
                                                                                                 -----------
     NET ASSETS................................................................................  $84,653,542
                                                                                                 -----------
                                                                                                 -----------
CLASS A SHARES:
Net Assets.....................................................................................     $986,013
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................      113,473
     NET ASSET VALUE PER SHARE.................................................................        $8.69
                                                                                                 -----------
                                                                                                 -----------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE).........................................        $9.08
                                                                                                 -----------
                                                                                                 -----------
CLASS B SHARES:
Net Assets.....................................................................................  $83,167,007
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................    9,564,410
     NET ASSET VALUE PER SHARE.................................................................        $8.70
                                                                                                 -----------
                                                                                                 -----------
CLASS C SHARES:
Net Assets.....................................................................................     $170,369
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................       19,608
     NET ASSET VALUE PER SHARE.................................................................        $8.69
                                                                                                 -----------
                                                                                                 -----------
CLASS D SHARES:
Net Assets.....................................................................................     $330,153
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)......................................       37,978
     NET ASSET VALUE PER SHARE.................................................................        $8.69
                                                                                                 -----------
                                                                                                 -----------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $ 3,660,886
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        1,402
Plan of distribution fee (Class B shares)......................................................      377,919
Plan of distribution fee (Class C shares)......................................................          506
Investment management fee......................................................................      339,616
Transfer agent fees and expenses...............................................................       70,718
Registration fees..............................................................................       42,909
Professional fees..............................................................................       36,572
Shareholder reports and notices................................................................       31,056
Custodian fees.................................................................................       13,152
Directors' fees and expenses...................................................................       10,003
Other..........................................................................................        3,051
                                                                                                 -----------

     TOTAL EXPENSES............................................................................      926,904
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................    2,733,982
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................       30,902
    Futures contracts..........................................................................      197,966
    Foreign exchange transactions..............................................................     (245,662)
                                                                                                 -----------

     NET LOSS..................................................................................      (16,794)
                                                                                                 -----------
Net change in unrealized appreciation/ depreciation on:
    Investments................................................................................   (2,172,795)
    Future contracts...........................................................................       (2,500)
    Translation of forward foreign currency transactions, other assets and liabilities
      denominated in foreign currencies........................................................       49,252
                                                                                                 -----------

     NET DEPRECIATION..........................................................................   (2,126,043)
                                                                                                 -----------

     NET LOSS..................................................................................   (2,142,837)
                                                                                                 -----------

NET INCREASE...................................................................................  $   591,145
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE SIX             FOR THE YEAR
                                                                    MONTHS ENDED                 ENDED
                                                                   APRIL 30, 1998          OCTOBER 31, 1997*
------------------------------------------------------------------------------------------------------------

                                                                     (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.....................................  $                   2,733,982  $      6,295,763
Net realized gain (loss)..................................                        (16,794)        2,422,462
Net change in unrealized depreciation.....................                     (2,126,043)       (1,657,235 )
                                                                            -------------  -----------------

     NET INCREASE.........................................                        591,145         7,060,990
                                                                            -------------  -----------------

DIVIDENDS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:
Class A shares............................................                        (69,349)           (6,031 )
Class B shares............................................                     (3,931,223)      (10,673,831 )
Class C shares............................................                         (5,215)           (1,171 )
Class D shares............................................                         (7,184)             (283 )
                                                                            -------------  -----------------

     TOTAL DIVIDENDS......................................                     (4,012,971)      (10,681,316 )
                                                                            -------------  -----------------
Net decrease from transactions in shares of beneficial
  interest................................................                     (7,312,590)      (15,013,234 )
                                                                            -------------  -----------------

     NET DECREASE.........................................                    (10,734,416)      (18,633,560 )

NET ASSETS:
Beginning of period.......................................                     95,387,958       114,021,518
                                                                            -------------  -----------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT
    INCOME OF $828,089 AND UNDISTRIBUTED NET INVESTMENT
    INCOME OF $450,900, RESPECTIVELY).....................  $                  84,653,542  $     95,387,958
                                                                            -------------  -----------------
                                                                            -------------  -----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter World Wide Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks appreciation in the value of its assets. The Fund was organized as a Massachusetts business trust on October 14, 1988 and commenced operations on March 30, 1989. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from these estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) futures contracts are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case it will be valued at fair value as determined by the Trustees; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security

DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses

DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $250 million; 0.60% to the portion of daily net assets exceeding $250 million

DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

but not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,393,555 at April 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $21,957 and received $1,215 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 aggregated $138,147,462 and $132,712,186, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $63,860,954 and $104,239,903, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $2,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during

DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

the last five years of service. Aggregate pension costs for the six months ended April 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,052. At April 30, 1998, the Fund had an accrued pension liability of $49,151 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                          APRIL 30, 1998                 FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                      OCTOBER 31, 1997*
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      135,734   $    1,212,123        80,739   $    714,181
Reinvestment of dividends........................................        4,206           37,034           237          2,107
Redeemed.........................................................     (102,118)        (897,982)       (5,325)       (47,905)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................       37,822          351,175        75,651        668,383
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    1,454,374       12,927,613     3,523,435     31,673,600
Reinvestment of dividends........................................      268,401        2,367,988       689,236      6,224,070
Redeemed.........................................................   (2,633,217)     (23,320,533)   (5,959,324)   (53,726,739)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................     (910,442)      (8,024,932)   (1,746,653)   (15,829,069)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................        6,725           58,751        12,172        107,627
Reinvestment of dividends........................................          581            5,119           130          1,156
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................        7,306           63,870        12,302        108,783
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................       34,214          302,099         4,286         38,458
Reinvestment of dividends........................................          517            4,536            24            211
Redeemed.........................................................       (1,063)          (9,338)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................       33,668          297,297         4,310         38,669
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................     (831,646)  $   (7,312,590)   (1,654,390)  $(15,013,234)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C, and D shares, for the period July 28, 1997 (issue date) through October 31, 1997.

6. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had a net capital loss carryover of approximately $5,327,000 which will be available through October 31, 2002 to offset future capital gains to the extent provided by regulations.

DEAN WITTER WORLD WIDE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1998 (UNAUDITED) CONTINUED

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts and compensated forward foreign currency exchange contracts.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative investments").

Forward contracts and derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and to manage foreign currency exposure.

DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                   FOR THE
                  SIX MONTHS
                    ENDED                 FOR THE YEAR ENDED OCTOBER 31
                  APRIL 30,   -----------------------------------------------------
                    1998++     1997*++     1996       1995       1994       1993
                  (UNAUDITED)

-----------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $    9.03   $    9.33  $    9.08  $    8.55  $    9.39  $    9.11
                  ----------  ---------  ---------  ---------  ---------  ---------

Net investment
 income..........      0.26        0.55       0.60       0.55       0.55       0.59

Net realized and
 unrealized gain
 (loss)..........     (0.20)       0.07       0.48       0.48      (0.92)      0.27
                  ----------  ---------  ---------  ---------  ---------  ---------

Total from
 investment
 operations......      0.06        0.62       1.08       1.03      (0.37)      0.86
                  ----------  ---------  ---------  ---------  ---------  ---------

Less dividends
 and
 distributions
 from:
   Net investment
   income........     (0.39)      (0.92)     (0.83)     (0.50)     (0.22)     (0.58)
   Paid-in-capital...    --      --         --         --          (0.25)    --
                  ----------  ---------  ---------  ---------  ---------  ---------

Total dividends
 and
 distributions...     (0.39)      (0.92)     (0.83)     (0.50)     (0.47)     (0.58)
                  ----------  ---------  ---------  ---------  ---------  ---------

Net asset value,
 end of period... $    8.70   $    9.03  $    9.33  $    9.08  $    8.55  $    9.39
                  ----------  ---------  ---------  ---------  ---------  ---------
                  ----------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT
RETURN+..........      0.66%(1)      7.05%     12.60%     12.45%     (3.99)%      9.72%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      2.06%(2)      2.02%      1.96%      1.93%      1.91%      1.87%

Net investment
 income..........      6.02%(2)      6.07%      6.39%      6.21%      5.87%      6.39%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 thousands.......   $83,167     $94,556   $114,022   $138,165   $179,563   $275,319

Portfolio
 turnover rate...       170%(1)       345%       263%       254%       229%       229%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated as Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                                            JULY 28, 1997*
                                                                          FOR THE SIX          THROUGH
                                                                          MONTHS ENDED       OCTOBER 31,
                                                                        APRIL 30, 1998++        1997++
-----------------------------------------------------------------------------------------------------------

                                                                          (UNAUDITED)
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.02            $  8.97
                                                                             ------             ------
Net investment income.................................................         0.30               0.15
Net realized and unrealized gain (loss)...............................        (0.21)              0.05
                                                                             ------             ------
Total from investment operations......................................         0.09               0.20
                                                                             ------             ------
Less dividends from net investment income.............................        (0.42)             (0.15)
                                                                             ------             ------
Net asset value, end of period........................................      $  8.69            $  9.02
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................         0.98%(1)           2.27%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.42%(2)           1.46%(2)
Net investment income.................................................         6.74%(2)           6.69%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $986               $682
Portfolio turnover rate...............................................          170%(1)            345%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $  9.02            $  8.97
                                                                             ------             ------
Net investment income.................................................         0.27               0.14
Net realized and unrealized gain (loss)...............................        (0.21)              0.05
                                                                             ------             ------
Total from investment operations......................................         0.06               0.19
                                                                             ------             ------
Less dividends from net investment income.............................        (0.39)             (0.14)
                                                                             ------             ------
Net asset value, end of period........................................      $  8.69            $  9.02
                                                                             ------             ------
                                                                             ------             ------
TOTAL INVESTMENT RETURN+..............................................         0.67%(1)           2.12%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.06%(2)           2.00%(2)
Net investment income.................................................         6.07%(2)           5.89%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $170               $111
Portfolio turnover rate...............................................          170%(1)            345%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER WORLD WIDE INCOME TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                                            JULY 28, 1997*
                                                                          FOR THE SIX          THROUGH
                                                                          MONTHS ENDED       OCTOBER 31,
                                                                        APRIL 30, 1998++        1997++
-----------------------------------------------------------------------------------------------------------

                                                                          (UNAUDITED)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $  9.03            $  8.97
                                                                             ------             ------

Net investment income.................................................         0.32               0.16

Net realized and unrealized gain (loss)...............................        (0.23)              0.05
                                                                             ------             ------

Total from investment operations......................................         0.09               0.21
                                                                             ------             ------

Less dividends from net investment income.............................        (0.43)             (0.15)
                                                                             ------             ------

Net asset value, end of period........................................      $  8.69            $  9.03
                                                                             ------             ------
                                                                             ------             ------

TOTAL INVESTMENT RETURN+..............................................         0.97%(1)           2.44%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.23%(2)           1.16%(2)

Net investment income.................................................         7.22%(2)           6.83%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $330                $39

Portfolio turnover rate...............................................          170%(1)            345%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                                 DEAN WITTER
John R. Haire                                                 WORLD WIDE
Wayne E. Hedien                                               INCOME TRUST
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
                                                              [PHOTO]
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Rajesh K. Gupta
Vice President

Peter J. Seeley
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
                                                              SEMIANNUAL REPORT
Price Waterhouse LLP                                          APRIL 30, 1998
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.